Summary of Significant Accounting Policies - Schedule of Basic and Diluted Net Loss Per Common Share (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Redeemable [Member]
Numerator:
Allocation of net loss	$ (167,380)	$ (34,205)	$ (373,285)	$ (35,114)
Denominator:
Basic weighted average shares outstanding	1,082,789	2,172,851	1,618,885	4,175,166
Diluted weighted average shares outstanding	1,082,789	2,172,851	1,618,885	4,175,166
Basic net loss per share of common stock	$ (0.15)	$ (0.02)	$ (0.23)	$ (0.01)
Diluted net loss per share of common stock	$ (0.15)	$ (0.02)	$ (0.23)	$ (0.01)
Non- redeemable [Member]
Numerator:
Allocation of net loss	$ (353,061)	$ (35,955)	$ (526,642)	$ (19,208)
Denominator:
Basic weighted average shares outstanding	2,283,976	2,283,976	2,283,976	2,283,976
Diluted weighted average shares outstanding	2,283,976	2,283,976	2,283,976	2,283,976
Basic net loss per share of common stock	$ (0.15)	$ (0.02)	$ (0.23)	$ (0.01)
Diluted net loss per share of common stock	$ (0.15)	$ (0.02)	$ (0.23)	$ (0.01)